Other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Balance at beginning of the year	$ 249,852	$ 201,565
Increase for the year	106,312	94,951
Payments	(67,456)	(46,664)
Balance at end of the year	288,708	249,852
Aircraft and engine lease return obligation
Other liabilities
Balance at beginning of the year	249,466	188,879
Increase for the year	104,831	94,815
Payments	(67,089)	(34,228)
Balance at end of the year	287,208	249,466
Employee profit sharing
Other liabilities
Balance at beginning of the year	386	12,686
Increase for the year	1,481	136
Payments	(367)	(12,436)
Balance at end of the year	$ 1,500	$ 386